SEGMENT REPORTING (Reconciling Items Between Segment Measures and GAAP Measures) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciling items between segment measures and GAAP measures:
Fund management distributable earnings									$ 340,349	$ 403,471	$ 276,803
Investment income (loss)									108,914	36,082	16,211
Interest expense									(3,205)	(5,167)	(15,503)
Pre-tax distributable earnings									446,058	434,386	277,511
Adjust incentive income
Incentive income received from private equity funds and credit PE funds, subject to contingent repayment									(255,533)	(126,479)	(71,181)
Incentive income received from third parties, subject to contingent repayment									(652)	(264)	(3,023)
Incentive income accrued from private equity funds and credit PE funds, not subject to contingent repayment									171,387	107,276	77,993
Incentive income received from the sale of shares related to options									(8,735)	(1,921)	(242)
Reserve for clawback, gross (see discussion above)									(18,446)
Adjust incentive income									(95,532)	(28,785)	(4,833)
Adjust other income
Distributions of earnings from equity method investees									(71,810)	(15,316)	(6,028)
Earnings (losses) from equity method investees									68,452	124,401	141,697
Gains (losses) on options in equity method investees									(29,913)	25,295	6,040
Gains (losses) on other investments									(14,069)	14,774	41,224
Impairment of investments (see discussion above)									2,701	1,117	1,338
Adjust income from the receipt of options									6,310	42,516	21,524
Adjust other income									(38,329)	192,787	205,795
Adjust employee, Principal and director compensation
Adjust employee, Principal and director equity-based compensation expense (including Castle options assigned)									(30,610)	(45,947)	(221,975)
Adjust employee portion of incentive income from private equity funds accrued prior to the realization of incentive income									(5,550)	(790)	3,015
Adjust employee, Principal and director compensation									(36,160)	(46,737)	(218,960)
Adjust amortization of intangible assets and impairment of goodwill and intangible assets									(81)	(46)	(46)
Adjust non-controlling interests related to Fortress Operating Group units									(135,029)	(276,683)	(132,950)
Tax receivable agreement liability adjustment									(33,116)	(8,787)	(8,870)
Adjust income taxes									(6,845)	(65,688)	(39,363)
Total adjustments									(345,092)	(233,939)	(199,227)
Net Income (Loss) Attributable to Class A Shareholders									100,966	200,447	78,284
Principals’ and Others’ Interests in Income (Loss) of Consolidated Subsidiaries	79,156	12,623	42,100	6,077	171,723	58,804	(360)	52,977	139,956	283,144	140,538
Redeemable Non-controlling Interests in income (loss)	1,176	(2,042)	157	0					(709)	0	0
Net Income (Loss)	141,000	16,656	73,456	9,101	317,536	101,185	(2,436)	67,306	240,213	483,591	218,822
Fund II [Member]
Adjust incentive income
Reserve for clawback, gross (see discussion above)									(1,999)	(7,397)	(8,380)
Class A Shares [Member]
Adjust employee, Principal and director compensation
Net Income (Loss) Attributable to Class A Shareholders	$ 60,668	$ 6,075	$ 31,199	$ 3,024	$ 145,813	$ 42,381	$ (2,076)	$ 14,329	$ 100,966	$ 200,447	$ 78,284